Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Provision for credit losses
Provision for loan losses	22	32
Provision for lending-related and other exposures	1	5
Provision for credit losses	23	37